Note 4 - Fair Value of the Liabilities Using Unobservable Inputs (Level 3 Liabilities) (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2013 USD ($)
Contingently returnable escrow receivable asset, New	$ 136,000
Contingently returnable escrow receivable asset	(136,000)
Contingent consideration liability	5,750,000
Contingent consideration liability, Gain Recognized in Earnings	(5,750,000)
Contingent consideration liability	$ 0